Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of operating lease related assets and liabilities
	March 31, 2023	March 31, 2022
Operating lease right-of-use lease assets	$2,709,954	$4,209,681

Operating lease liabilities – current	$1,323,900	$1,951,408
Operating lease liabilities – non-current	1,416,508	2,308,885
Total operating lease liabilities	$2,740,408	$4,260,293
	For the Fiscal Years Ended March 31,
	2023	2022	2021
Finance leases cost:
Amortization of right-of-use assets	$237,802	$199,796	$187,556
Interest on lease liabilities	72,678	204,774	102,252
Total finance leases cost	$310,480	$404,570	$289,808

Schedule of lease terms and discount rates for all of operating leases
	March 31, 2023	March 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.65	4.56
Weighted average discount rate *	5.33%	5.49%
*	The Company used incremental borrowing rate of 6.98% for its lease contracts in Japan. The Company used incremental borrowing rate 2.83% for its lease contracts in Hong Kong.
	March 31, 2023	March 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.70	3.42
Weighted average discount rate	8.07%	8.07%

Schedule of cash flow information related to finance leases
	For the Fiscal Years Ended March 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$72,678	$204,774	$102,252

Schedule of supplemental balance sheet information related to leases
	March 31, 2023	March 31, 2022
Finance leases cost:
Software	$355,756	$344,902
Equipment and furniture	1,012,001	851,915
Subtotal	1,367,757	1,196,817
Less: accumulated depreciation	(710,153)	(519,869)
Property and equipment, net	$657,604	$676,948

Schedule of maturities of lease liabilities
	Operating Leases	Finance Leases
2024	$1,440,693	$362,452
2025	595,742	327,019
2026	164,213	194,657
2027	123,188	143,380
2028	123,188	73,321
Thereafter	759,661	12,343
Total lease payments	3,206,685	1,113,172
Less: imputed interest	(466,277)	(120,464)
Present value of lease liabilities	$2,740,408	$992,708